Summary of significant accounting and reporting policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of significant accounting and reporting policies
Summary of significant accounting and reporting policies

Basis of presentation

The accounting and financial reporting policies of BNY Mellon, a global financial services company, conform to U.S. GAAP and prevailing industry practices.

In the opinion of management, all adjustments necessary for a fair presentation of financial position, results of operations and cash flows for the periods have been made. These financial statements should be read in conjunction with BNY Mellon’s Annual Report on Form 10-K for the year ended Dec. 31, 2014. Certain immaterial reclassifications have been made to prior periods to place them on a basis comparable with current period presentation.

In 2014, BNY Mellon elected to early adopt the new accounting guidance included in ASU 2014-01, “Accounting for Investments in Qualified Affordable Housing Projects - a Consensus of the FASB Emerging Issues Task Force.” As a result, we restated the prior period financial statements to reflect the impact of the retrospective application of the new accounting guidance. See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates based upon assumptions about future economic and market conditions which affect reported amounts and related disclosures in our financial statements. Although our current estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Amounts subject to estimates are items such as the allowance for loan losses and lending-related commitments, the fair value of financial instruments and other-than-temporary impairments, goodwill and intangible assets and pension accounting. Among other effects, such changes in estimates could result in future impairments of investment securities, goodwill and intangible assets and establishment of allowances for loan losses and lending-related commitments as well as changes in pension and post-retirement expense.

Subsequent event

As disclosed in February 2015, our financial results for the fourth quarter ended Dec. 31, 2014 were impacted by an additional after-tax litigation expense of $598 million in anticipation of the resolution of several previously disclosed matters, including substantially all of the foreign exchange-related actions. This impact has been reflected throughout these financial statements as a result of developments in our litigation that occurred subsequent to Dec. 31, 2014 which required that we increase our estimated accrual for probable and reasonably estimable losses.  In addition, these developments resulted in a substantial decline in our aggregate range of reasonably possible losses for legal proceedings as of Dec. 31, 2014.  See Note 22 of the Notes to Consolidated Financial Statements for additional information.

Equity method investments

The consolidated financial statements include the accounts of BNY Mellon and its subsidiaries. Equity investments of less than a majority but at least 20% ownership are accounted for by the equity method and classified as other assets. Earnings on these investments are reflected in fee and other revenue as investment services fees, investment management and performance fees or investment and other income, as appropriate, in the period earned.

A loss in value of an equity investment that is determined to be other-than-temporary, is recognized by reducing the carrying value of the equity investment down to its fair value.

Our most significant equity method investments are:

Equity method investments at Dec. 31, 2014
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon	50.0%	$550
Siguler Guff	20.0%	$272
ConvergEx	33.9%	$105	(a)

(a)
In addition to the common ownership interest noted, BNY Mellon also holds an interest in ConvergEx nonvoting Series B preferred units.  The book value at Dec. 31, 2014 is reflective of our combined common and preferred interests in ConvergEx.

Acquired businesses

The income statement and balance sheet include results of acquired businesses accounted for under the acquisition method of accounting pursuant to ASC 805, Business Combinations and equity investments from the dates of acquisition. For acquisitions completed prior to Jan. 1, 2009, we record the fair value of any contingent payments as an additional cost of the equity acquired in the period that the payment becomes probable. For acquisitions completed after Jan. 1, 2009, contingent purchase consideration was measured at its fair value and recorded on the purchase date. Any subsequent changes in the fair value of a contingent consideration liability will be recorded through the income statement.

Parent financial statements

The Parent financial statements in Note 19 of the Notes to Consolidated Financial Statements include the accounts of the Parent; those of a wholly-owned financing subsidiary that functions as a financing entity for BNY Mellon and its subsidiaries; and MIPA, LLC, a single-member limited liability company, created to hold and administer corporate-owned life insurance. Financial data for the Parent, the financing subsidiary and the single-member limited liability company are combined for financial reporting purposes because of the limited function of these entities and the unconditional guarantee by BNY Mellon of their obligations.

Nature of operations

BNY Mellon is a global leader in providing a broad range of financial products and services in domestic and international markets. Through our two principal businesses, Investment Management and Investment Services, we serve the following major classes of customers - institutions, corporations, and high net worth individuals. For institutions and corporations, we provide the following services:

•	investment management;

•	trust and custody;

•	foreign exchange;

•	fund administration;

•	global collateral services;

•	securities lending;

•	depositary receipts;

•	corporate trust;

•	global payment/cash management;

•	banking services; and

•	clearing services.

For individuals, we provide mutual funds, separate accounts, wealth management and private banking services. BNY Mellon’s investment management businesses provide investment products in many asset classes and investment styles on a global basis.

Variable interest entities

Accounting guidance on the consolidation of VIEs is included in ASC 810 Consolidation, ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, and ASU 2010-10 “Amendments for Certain Investment Funds,” which defers ASU 2009-17 for certain asset managers’ interests in entities that apply the specialized accounting guidance for investment companies or that have the attributes of investment companies and for interests in money market funds.

VIEs are defined as certain entities in which the equity investors:

• do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support; or
• lack one or more of the following characteristics of a controlling financial interest:
• the power, through voting rights or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance (ASU 2009-17 model).
• the direct or indirect ability to make decisions about the entity’s activities through voting rights or similar rights (ASC 810 model).
• the obligation to absorb the expected losses of the entity.
• the right to receive the expected residual returns of the entity.

We consider the underlying facts and circumstances of individual transactions when assessing whether or not an entity is a VIE. BNY Mellon is required to consolidate a VIE if BNY Mellon is determined to be the primary beneficiary.

As a result of ASU 2010-10, BNY Mellon continues to apply ASC 810 to its mutual funds, hedge funds, private equity funds, collective investment funds and real estate investment trusts. If these entities are determined to be VIEs, primary beneficiary calculations are prepared in accordance with ASC 810 to determine whether or not BNY Mellon is the primary beneficiary and required to consolidate the VIE. The primary beneficiary of a VIE is the party that absorbs a majority of the VIE’s expected losses, receives a majority of its expected residual returns or both.

BNY Mellon has two securitizations and several CLOs, which are assessed for consolidation in accordance with ASU 2009-17. The primary beneficiary of these VIE’s is the party that has both: (1) the power to direct the activities of the VIE that most significantly impact that entity’s economic performance, and (2) the obligation to absorb losses, or the right to receive benefits, from the VIE that could potentially be significant to the VIE.

Voting interest entities

If BNY Mellon can exert control over the financial and operating policies of an investee, which generally can occur if there is a 50% or more voting interest or if partners or members of an investee do not have certain substantive rights, BNY Mellon consolidates the investee.

Investees structured as limited partnerships or limited liability companies for which BNY Mellon is either the general partner or managing member are presumed to be controlled by BNY Mellon. In accordance with ASC 810-20 Control of Partnerships and Similar Entities, we review the rights of the limited partners and members to determine whether that presumption can be overcome. The presumption of control is overcome when the limited partners or managing members have the ability to dissolve the entity, can remove BNY Mellon, as the general partner or managing member without cause based on a simple majority vote of unaffiliated limited partners or members or have other substantive participating rights. If the presumption of control is not overcome, the entity is consolidated.

Trading account securities, available-for-sale securities, and held-to-maturity securities

Securities are accounted for under ASC 320 Investments - Debt and Equity Securities. Securities are classified in the trading, available-for-sale investment or the held-to-maturity investment securities portfolios when they are purchased. Securities are classified as trading securities when our intention is to resell the securities. Securities are classified as available-for-sale securities when we intend to hold the securities for an indefinite period of time or when the securities may be used for tactical asset/liability purposes and may be sold from time to time to effectively manage interest rate exposure, prepayment risk and liquidity needs. Securities are classified as held-to-maturity securities when we intend to hold them until maturity.

Trading securities are stated at fair value. Trading revenue includes both realized and unrealized gains and losses. The liability incurred on short-sale transactions, representing the obligation to deliver securities, is included in trading liabilities at fair value.

Available-for-sale securities are stated at fair value. The difference between fair value and amortized cost representing unrealized gains or losses on assets classified as available-for-sale, are recorded net of tax as an addition to or deduction from OCI, unless a security is deemed to have OTTI. Gains and losses on sales of available-for-sale securities are reported in the income statement. The cost of debt and equity securities sold is determined on a specific identification and average cost method, respectively. Held-to-maturity securities are stated at amortized cost.

Income on investment securities purchased is adjusted for amortization of premium and accretion of discount on a level yield basis.

We routinely conduct periodic reviews to identify and evaluate each investment security to determine whether OTTI has occurred. We examine various factors when determining whether an impairment, representing the fair value of a security being below its amortized cost, is other than temporary. The following are examples of factors that BNY Mellon considers:

•	The length of time and the extent to which the fair value has been less than the amortized cost basis;

•	Whether management has an intent to sell the security;

•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular investment;

•	Whether the decline in fair value is attributable to specific conditions, such as conditions in an industry or in a geographic area;

•	Whether a debt security has been downgraded by a rating agency;

•	Whether a debt security exhibits cash flow deterioration; and

•
For each non-agency RMBS, we compare the remaining credit enhancement that protects the individual security from losses against the projected losses of principal and/or interest expected to come from the underlying mortgage collateral, to determine whether such credit losses might directly impact the relevant security.

When we do not intend to sell the security and it is more likely than not that BNY Mellon will not be required to sell the security prior to recovery of its cost basis, the credit component of an OTTI of a debt security is recognized in earnings and the non-credit component is recognized in OCI

The determination of whether a credit loss exists is based on best estimates of the present value of cash flows to be collected from the debt security. Generally, cash flows are discounted at the effective interest rate implicit in the debt security at the time of acquisition. For debt securities that are beneficial interests in securitized financial assets and are not high credit quality, ASC 325 provides that cash flows be discounted at the current yield used to accrete the beneficial interest.

If we intend to sell the security or it is more likely than not that BNY Mellon will be required to sell the security prior to recovery of its cost basis, the non-credit component of OTTI is recognized in earnings and subsequently accreted to interest income on an effective yield basis over the life of the security.

For held-to-maturity debt securities, the amount of OTTI recorded in OCI for the non-credit portion of a previous OTTI is amortized prospectively, as an increase to the carrying amount of the security, over the remaining life of the security on the basis of the timing of future estimated cash flows of the securities.

The accounting policies for the determination of the fair value of financial instruments and OTTI have been identified as “critical accounting estimates” as they require us to make numerous assumptions based on available market data. See Note 4 of the Notes to Consolidated Financial Statements for these disclosures.

Loans and leases

Loans are reported net of any unearned income and deferred fees and costs. Certain loan origination and upfront commitment fees, as well as certain direct loan origination and commitment costs, are deferred and amortized as a yield adjustment over the lives of the related loans. Loans held for sale are carried at the lower of cost or fair value.

Unearned revenue on direct financing leases is accreted over the lives of the leases in decreasing amounts to provide a constant rate of return on the net investment in the leases. Revenue on leveraged leases is recognized on a basis to achieve a constant yield on the outstanding investment in the lease, net of the related deferred tax liability, in the years in which the net investment is positive. Gains and losses on residual values of leased equipment sold are included in investment and other income. Considering the nature of these leases and the number of significant assumptions, there is risk associated with the income recognition on these leases should any of the assumptions change materially in future periods.

A modified loan is considered a TDR if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered.  A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan.  TDRs are accounted for as impaired loans (see the Nonperforming assets policy).

Nonperforming assets

Commercial loans are placed on nonaccrual status when principal or interest is past due 90 days or more, or when there is reasonable doubt that interest or principal will be collected.

When a first lien residential mortgage loan reaches 90 days delinquent, it is subject to an impairment test and may be placed on nonaccrual status. At 180 days delinquent, the loan is subject to further impairment testing. The loan will remain on accrual status if the realizable value of the collateral exceeds the unpaid principal balance plus accrued interest. If the loan is impaired, a charge-off is taken and the loan is placed on nonaccrual status. At 270 days delinquent, all first lien mortgages are placed on nonaccrual status. Second lien mortgages are automatically placed on nonaccrual status when they reach 90 days delinquent.

When a loan is placed on nonaccrual status, previously accrued and uncollected interest is reversed against current period interest revenue. Interest receipts on nonaccrual and impaired loans are recognized as interest revenue or are applied to principal when we believe the ultimate collectability of principal is in doubt. Nonaccrual loans generally are restored to an accrual basis when principal and interest become current and remain current for a specified period.

A loan is considered to be impaired when it is probable that we will be unable to collect all principal and interest amounts due according to the contractual terms of the loan agreement. An impairment allowance on loans $1 million or greater is required to be measured based upon the loan’s market price, the present value of expected future cash flows, discounted at the loan’s initial effective interest rate, or at fair value of the collateral if the loan is collateral dependent. If the loan valuation is less than the recorded value of the loan, an impairment allowance is established by a provision for credit loss. Impairment allowances are not needed when the recorded investment in an impaired loan is less than the loan valuation.

Allowance for loan losses and allowance for lending-related commitments

The allowance for loan losses, shown as a valuation allowance to loans, and the allowance for lending-related commitments recorded in other liabilities are referred to as BNY Mellon’s allowance for credit losses. The accounting policy for the determination of the adequacy of the allowances has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates and assumptions relating to amounts which are inherently uncertain.

The allowance for loan losses is maintained to absorb losses inherent in the loan portfolio as of the balance sheet date based on our judgment. The allowance determination methodology is designed to provide procedural discipline in assessing the appropriateness of the allowance. Credit losses are charged against the allowance. Recoveries are added to the allowance.

The methodology for determining the allowance for lending-related commitments considers the same factors as the allowance for loan losses, as well as an estimate of the probability of drawdown. We utilize a quantitative methodology and qualitative framework for determining the allowance for loan losses and the allowance for lending-related commitments. Within this qualitative framework, management applies judgment when assessing internal risk factors and environmental factors to compute an additional allowance for each component of the loan portfolio.

The three elements of the allowance for loan losses and the allowance for lending-related commitments include the qualitative allowance framework. The three elements are:

•	an allowance for impaired credits of $1 million or greater;

•	an allowance for higher risk-rated credits and pass-rated credits; and

•	an allowance for residential mortgage loans.

Our lending is primarily to institutional customers. As a result, our loans are generally larger than $1 million. Therefore, the first element, impaired credits, is based on individual analysis of all impaired loans of $1 million and greater. The allowance is measured by the difference between the recorded value of impaired loans and their impaired value. Impaired value is either the present value of the expected future cash flows from the borrower, the market value of the loan, or the fair value of the collateral.

The second element, higher risk-rated credits and pass-rated credits, is based on our probable loss model. Individual credit analyses are performed on such loans before being assigned a credit rating. All borrowers are assigned to pools based on their credit rating. The probable loss inherent in each loan in a pool incorporates the borrower’s credit rating, loss given default rating and maturity. The loss given default incorporates a recovery expectation and an estimate of the use of the facility at default (usage given default). The borrower’s probability of default is derived from the associated credit rating. Borrower ratings are reviewed at least annually and are periodically mapped to third-party databases, including rating agency and default and recovery databases, to ensure ongoing consistency and validity. Higher risk-rated credits are reviewed quarterly. In the fourth quarter of 2014, we adopted the probable loss model to calculate the allowance for the Wealth Management mortgage portfolio. In prior periods, the allowance was calculated using a delinquency pool approach as described below in the third element for the allowance for residential mortgage loans.

The third element, the allowance for residential mortgage loans, is determined by segregating five mortgage pools into delinquency periods ranging from current through foreclosure. Each of these delinquency periods is assigned a probability of default. A specific loss given default is assigned for each mortgage pool. BNY Mellon assigns all residential mortgage pools, except home equity lines of credit, a probability of default and loss given default based on default and loss data derived from internal historical data related to our residential mortgage portfolio. The resulting probable loss factor (the probability of default multiplied by the loss given default) is applied against the loan balance to determine the allowance held for each pool. For home equity lines of credit, probability of default and loss given default are based on external data from third-party databases due to the small size of the portfolio and insufficient internal data.

The qualitative framework is used to determine an additional allowance for each portfolio based on the factors below:

Internal risk factors:

•	Nonperforming loans to total non-margin loans;

•	Criticized assets to total loans and lending-related commitments;

•	Ratings volatility;

•	Borrower concentration; and

•	Significant concentration in high risk industries.

Environmental risk factors:

•	U.S. non-investment grade default rate;

•	Unemployment rate; and

•	Change in real GDP

The objective of the qualitative framework is to capture incurred losses that may not have been fully captured in the quantitative reserve, which is based primarily on historical data. Management determines the qualitative allowance each period based on judgment informed by consideration of internal and external risk factors and other considerations that may be deemed relevant during the period. Once determined in the aggregate, our qualitative allowance is then allocated to each of our loan classes based on the respective classes’ quantitative allowance balances with the allocations adjusted, when necessary, for class specific risk factors.

For each risk factor, we calculate the minimum and maximum values, and percentiles in-between, to evaluate the distribution of our historical experience. The distribution of historical experience is compared to the risk factor’s current quarter observed experience to assess the current risk inherent in the portfolio and overall direction/trend of a risk factor relative to our historical experience.

Based on this analysis, we assign a risk level - no impact, low, moderate, high and elevated - to each risk factor for the current quarter. Management assesses the impact of each risk factor to determine an aggregate risk level. We do not quantify the impact of any particular risk factor. Management’s assessment of the risk factors, as well as the trend in the quantitative allowance, supports management’s judgment for the overall required qualitative allowance. A smaller qualitative allowance may be required when our quantitative allowance has reflected incurred losses associated with the aggregate risk level. A greater qualitative allowance may be required if our quantitative allowance does not yet reflect the incurred losses associated with the aggregate risk level.

The allocation of allowance for credit losses is inherently judgmental, and the entire allowance for credit losses is available to absorb credit losses regardless of the nature of the loss.

Premises and equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvements, over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. For owned and capitalized assets, estimated useful lives range from 2 to 40 years. Maintenance and repairs are charged to expense as incurred, while major improvements are capitalized and amortized to operating expense over their identified useful lives.

Software

BNY Mellon capitalizes costs relating to acquired software and internal-use software development projects that provide new or significantly improved functionality. We capitalize projects that are expected to result in longer-term operational benefits, such as replacement systems or new applications that result in significantly increased operational efficiencies or functionality. All other costs incurred in connection with an internal-use software project are expensed as incurred. Capitalized software is recorded in other assets.

Identified intangible assets and goodwill

Identified intangible assets with estimable lives are amortized in a pattern consistent with the assets’ identifiable cash flows or using a straight-line method over their remaining estimated benefit periods if the pattern of cash flows is not estimable. Intangible assets with estimable lives are reviewed for possible impairment when events or changed circumstances may affect the underlying basis of the asset. Goodwill and intangibles with indefinite lives are not amortized, but are assessed annually for impairment, or more often if events and circumstances indicate it is more likely than not they may be impaired. The accounting policy for valuing and impairment testing of identified intangible assets and goodwill has been identified as a “critical accounting estimate” as it requires us to make numerous complex and subjective estimates. See Note 6 of the Notes to Consolidated Financial Statements for additional disclosures related to goodwill and intangible assets.

Seed capital

Seed capital investments are classified as other assets and carried at fair value. Unrealized gains and losses on seed capital investments are recorded in investment and other income.

Noncontrolling interests

Noncontrolling interests included in permanent equity are adjusted for the income or (loss) attributable to the noncontrolling interest holders and any distributions to those shareholders. Redeemable noncontrolling interests are reported as temporary equity. BNY Mellon recognizes changes in the redemption value of the redeemable noncontrolling interests as they occur and adjusts the carrying value to be equal to the redemption value.

Fee revenue

We record investment services fees, investment management fees, foreign exchange and other trading revenue, financing-related fees, distribution and servicing, and other revenue when the services are provided and earned based on contractual terms, when amounts are determined and collectability is reasonably assured.

Additionally, we recognize revenue from non-refundable, upfront implementation fees under outsourcing contracts using a straight-line method, commencing in the period the ongoing services are performed through the expected term of the contractual relationship. Incremental direct set-up costs of implementation, up to the related implementation fee or minimum fee revenue amount, are deferred and amortized over the same period that the related implementation fees are recognized. If a client terminates an outsourcing contract prematurely, the unamortized deferred incremental direct set-up costs and the unamortized deferred up-front implementation fees related to that contract are recognized in the period the contract is terminated.

Performance fees are recognized in the period in which the performance fees are earned and become determinable. Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. When a portfolio underperforms its benchmark or fails to generate positive performance, subsequent years’ performance must generally exceed this shortfall prior to fees being earned. Amounts billable, which are subject to a clawback if future performance thresholds in current or future years are not met, are not recognized since the fees are potentially uncollectible. These fees are recognized when it is determined that they will be collected. When a multi-year performance contract provides that fees earned are billed ratably over the performance period, only the portion of the fees earned that are non-refundable are recognized.

Net interest revenue

Revenue on interest-earning assets and expense on interest-bearing liabilities is recognized based on the effective yield of the related financial instrument.

Foreign currency translation

Assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the rate of exchange on the balance sheet date. Transaction gains and losses are included in the income statement. Translation gains and losses on investments in foreign entities with functional currencies that are not the U.S. dollar are recorded as foreign currency translation adjustments in other comprehensive income (loss). Revenue and expense transactions are translated at the applicable daily rate or the weighted average monthly exchange rate when applying the daily rate is not practical.

Pension

The measurement date for BNY Mellon’s pension plans is Dec. 31. Plan assets are determined based on fair value generally representing observable market prices. The projected benefit obligation is determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the yield curves of high-quality corporate bonds available in the marketplace. The net periodic pension expense or credit includes service costs, interest costs based on an assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value and amortization of prior years’ actuarial gains and losses.

Actuarial gains and losses include the impact of plan amendments, gains or losses related to changes in the amount of the projected benefit obligation or plan assets resulting from experience different from the assumed rate of return, changes in the discount rate or other assumptions. To the extent an actuarial gain or loss exceeds 10% of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is recognized over the future service periods of active employees. As a result of an amendment adopted on Jan. 29, 2015 to freeze benefit accrual under the U.S. pension plans effective Jun. 30, 2015, future unrecognized actuarial gains and losses for the U.S. plans that exceed a threshold amount will be amortized over the average future life expectancy of plan participants with a maximum of 15 years.

Our expected long-term rate of return on plan assets is based on anticipated returns for each applicable asset class. Anticipated returns are weighted for the expected allocation for each asset class and are based on forecasts for prospective returns in the equity and fixed income markets, which should track the long-term historical returns for these markets. We also consider the growth outlook for U.S. and global economies, as well as current and prospective interest rates.

The market-related value utilized to determine the expected return on plan assets is based on the fair value of plan assets adjusted for the difference between expected returns and actual performance of plan assets. The difference between actual experience and expected returns on plan assets is included as an adjustment in the market-related value over a five-year period.

BNY Mellon’s accounting policy regarding pensions has been identified as a “critical accounting estimate” as it requires management to make numerous complex and subjective assumptions relating to amounts which are inherently uncertain. See Note 18 of the Notes to Consolidated Financial Statements for additional disclosures related to pensions.

Severance

BNY Mellon provides separation benefits for U.S.-based employees through The Bank of New York Mellon Corporation Supplemental Unemployment Benefit Plan. These benefits are provided to eligible employees separated from their jobs for business reasons not related to individual performance. Basic separation benefits are generally based on the employee’s years of continuous benefited service. Severance for employees based outside of the U.S. is determined in accordance with local agreements and legal requirements. Severance expense is recorded when management commits to an action that will result in separation and the amount of the liability can be reasonably estimated.

Income taxes

We record current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded as income tax expense.

Derivative financial instruments

Derivative contracts, such as futures contracts, forwards, interest rate swaps, foreign currency swaps and options and similar products used in trading activities are recorded at fair value. Gains and losses are included in foreign exchange and other trading revenue in fee and other revenue. Unrealized gains are recognized as trading assets and unrealized losses are recognized as trading liabilities, after taking into consideration master netting agreements.

We enter into various derivative financial instruments for non-trading purposes primarily as part of our ALM process. These derivatives are designated as either fair value or cash flow hedges of certain assets and liabilities when we enter into the derivative contracts. Gains and losses associated with fair value hedges are recorded in income as well as any change in the value of the related hedged item associated with the designated risks being hedged. Gains and losses on cash flow hedges are recorded in OCI, until reclassified into earnings in the same period the hedged item impacts earnings. Foreign currency transaction gains and losses related to a hedged net investment in a foreign operation, net of their tax effect, are recorded with cumulative foreign currency translation adjustments within OCI.

We formally document all relationships between hedging instruments and hedged items, as well as our risk-management objectives and strategy for undertaking various hedging transactions.

We formally assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective and whether those derivatives are expected to remain highly effective in future periods. At inception, the potential causes of ineffectiveness related to each of our hedges is assessed to determine if we can expect the hedge to be highly effective over the life of the transaction and to determine the method for evaluating effectiveness on an ongoing basis.

Recognizing that changes in the value of derivatives used for hedging or the value of hedged items could result in significant ineffectiveness, we have processes in place that are designed to identify and evaluate such changes when they occur. Quarterly, we perform a quantitative effectiveness assessment and record any ineffectiveness in current earnings.

We discontinue hedge accounting prospectively when we determine that a derivative is no longer an effective hedge, the derivative expires, is sold, or management discontinues the derivative’s hedge designation. Subsequent gains and losses on these derivatives are included in foreign exchange and other trading revenue. For discontinued fair value hedges, the accumulated gain or loss on the hedged item is amortized on a yield basis over the remaining life of the hedged item. Accumulated gains and losses, net of tax effect, from discontinued cash flow hedges are reclassified from OCI and recognized in current earnings in foreign exchange and other trading revenue as the hedged item impacts earnings.
The accounting policy for the determination of the fair value of derivative financial instruments has been identified as a “critical accounting estimate” as it requires us to make numerous assumptions based on the available market data. See Note 23 of the Notes to Consolidated Financial Statements for additional disclosures related to derivative financial instruments.

Statement of cash flows

We have defined cash as cash and due from banks. Cash flows from hedging activities are classified in the same category as the items hedged.

Stock-based compensation

Compensation expense relating to all share-based payments is recognized in the income statement, on a straight-line basis, over the applicable vesting period.

Certain of our stock compensation grants vest when the employee retires. New grants with this feature are expensed by the first date the employee is eligible to retire.